Deposits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deposits
NOTE 23. DEPOSITS

Deposits break down as follows as of the indicated dates:

	12.31.20	12.31.19
In Pesos	510,134,336	341,083,760
Checking Accounts	105,026,914	91,984,479
Savings Accounts	182,972,227	80,995,302
Time Deposits	208,712,623	157,927,791
Time Deposits – UVA	5,565,347	1,021,392
Others	1,980,204	2,309,871
Interest and Adjustments	5,877,021	6,844,925
In Foreign Currency	166,261,399	194,949,936
Checking Accounts	—	—
Savings Accounts	134,011,633	160,463,701
Time Deposits	31,133,525	33,122,492
Others	1,023,311	1,277,254
Interest and Adjustments	92,930	86,489

Total	676,395,735	536,033,696

The concentration of deposits is detailed in Schedule H.
The breakdown of deposits by remaining term is detailed in Schedule I.
The breakdown of deposits by sector is detailed in Schedule P.
Related-party information is disclosed in Note 51.